Revenue from Contracts with Customers - Schedule of Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 21,910	₩ 29,332	₩ 19,875
Micro-transaction revenue
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	19,787	25,290	17,159
Micro-transaction revenue | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	11,691	10,822	10,216
Micro-transaction revenue | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	8,096	14,468	6,943
Royalties and license fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	2,094	4,037	2,426
Royalties and license fees | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	100	448	164
Royalties and license fees | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	1,994	3,589	2,262
Others
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 29	₩ 5	₩ 290